Loans Payable — Financial Institution (Details) - Schedule of Long-Term Loan - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Long-Term Loan [Abstract]
Total loans payable – Financial Institution	$ 59,446	$ 69,104
Current portion	11,323	7,719
Non-current portion	$ 48,123	$ 61,385